Tangible assets - Disclosure of detailed information about property, plant and equipment (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment for own use
Carrying amount	€ 33,044	€ 32,342	€ 31,772
Property, plant and equipment for own use
Property, plant and equipment for own use
Carrying amount	13,489	13,259	13,213
Property, plant and equipment for own use | Cost
Property, plant and equipment for own use
Carrying amount	26,570	25,529	24,896
Property, plant and equipment for own use | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(12,892)	(12,015)	(11,543)
Property, plant and equipment for own use | Impairment losses
Property, plant and equipment for own use
Carrying amount	(189)	(255)	(140)
Property, plant and equipment for own use | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	2,413	2,625	2,722
Land and buildings
Property, plant and equipment for own use
Carrying amount	9,981	9,940	9,733
Land and buildings | Cost
Property, plant and equipment for own use
Carrying amount	14,623	13,855	13,081
Land and buildings | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(4,467)	(3,675)	(3,215)
Land and buildings | Impairment losses
Property, plant and equipment for own use
Carrying amount	(175)	(240)	(133)
Land and buildings | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	2,349	2,570	2,716
IT equipment and fixtures
Property, plant and equipment for own use
Carrying amount	1,301	1,208	1,146
IT equipment and fixtures | Cost
Property, plant and equipment for own use
Carrying amount	5,285	5,543	5,562
IT equipment and fixtures | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(3,984)	(4,335)	(4,416)
IT equipment and fixtures | Impairment losses
Property, plant and equipment for own use
Carrying amount	0	0	0
IT equipment and fixtures | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	53	42	1
Furniture and vehicles
Property, plant and equipment for own use
Carrying amount	2,056	2,028	2,231
Furniture and vehicles | Cost
Property, plant and equipment for own use
Carrying amount	6,445	5,982	6,085
Furniture and vehicles | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(4,389)	(3,954)	(3,854)
Furniture and vehicles | Impairment losses
Property, plant and equipment for own use
Carrying amount	0	0	0
Furniture and vehicles | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	11	12	5
Construction in progress and other items
Property, plant and equipment for own use
Carrying amount	151	83	103
Construction in progress and other items | Cost
Property, plant and equipment for own use
Carrying amount	217	149	168
Construction in progress and other items | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(52)	(51)	(58)
Construction in progress and other items | Impairment losses
Property, plant and equipment for own use
Carrying amount	(14)	(15)	(7)
Construction in progress and other items | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	€ 0	€ 0	€ 0